SHARE-BASED COMPENSATION (Narrative) (Details)	1 Months Ended	12 Months Ended								12 Months Ended	1 Months Ended			0 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2012 CNY Rate	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2013 Cash-settled performance units [Member] CNY	Dec. 31, 2012 Cash-settled performance units [Member] CNY	Dec. 31, 2012 Equity-settled performance units [Member] CNY	Sep. 30, 2013 Equity-settled performance units [Member] Management [Member]	Sep. 30, 2013 Equity-settled performance units [Member] Management [Member] Annually Vesting [Member]	Sep. 30, 2013 Equity-settled performance units [Member] Management [Member] Vesting Depedent On Performance Targets [Member] increments	Aug. 04, 2004 Expedia [Member] USD ($)	Dec. 31, 2013 Expedia [Member]	Dec. 31, 2013 Minimum [Member] Equity-settled performance units [Member]	Dec. 31, 2013 Maximum [Member] Equity-settled performance units [Member]	Dec. 31, 2013 Ordinary shares [Member] USD ($)	Dec. 31, 2013 ADS [Member] USD ($)	Dec. 31, 2013 2001 Plan [Member]	Aug. 26, 2003 2001 Plan [Member] Ordinary shares [Member]	Apr. 30, 2001 2001 Plan [Member] Ordinary shares [Member]	Dec. 31, 2012 2004 Plan [Member]	Dec. 31, 2013 2004 Plan [Member] Cash-settled performance units [Member]	Dec. 31, 2013 2004 Plan [Member] Minimum [Member]	Dec. 31, 2013 2004 Plan [Member] Maximum [Member]	Jul. 31, 2004 2004 Plan [Member] Ordinary shares [Member]	Dec. 31, 2013 2009 Plan [Member]	Dec. 31, 2012 2009 Plan [Member]	Dec. 31, 2013 2009 Plan [Member] Equity-settled performance units [Member]	Dec. 31, 2012 2009 Plan [Member] Equity-settled performance units [Member]	Dec. 31, 2013 2009 Plan [Member] Minimum [Member]	Dec. 31, 2013 2009 Plan [Member] Maximum [Member]	Sep. 18, 2013 2009 Plan [Member] Ordinary shares [Member]	Apr. 24, 2012 2009 Plan [Member] Ordinary shares [Member]	Mar. 17, 2011 2009 Plan [Member] Ordinary shares [Member]	May 31, 2009 2009 Plan [Member] Ordinary shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant																					5,500,000	4,000,000					4,000,000							17,000,000	12,000,000	6,000,000	3,000,000
Stock option expiration period																				10 years					5 years	10 years		5 years
Option to performance unit exchange ratio	0.8
Vesting period for plan										2 years		5 years				2 years	5 years								3 years	5 years						3 years	5 years
Vesting increments													3
Fair value of options vested		$ 849,758	5,144,179		15,790,217		10,069,531
Options cancelled																							302,762						1,158,984
Price per share																		$ 10.24	$ 20.48
Intrinsic value of stock options exercised		3,000,000		1,600,000		15,300,000
Options granted														711,429
Options granted, exercise price														$ 5.25
Options exercised, forfeited or expired															707,143
Stock options outstanding															4,286
Accrued expenses and other current liabilities	198,970,866	55,817,679	337,903,480		198,970,866		127,803,167	1,574,681	892,697
Granted										1,848,210	6,300,000													32,004						6,566,627	1,169,406
Incremental share-based compensation cost										22,214,132
Fair value of performance units, vested			33,268,711		6,830,623		8,714,416
Cash paid to settle performance units			816,978		948,780		1,149,517
Unrecognized compensation cost related to non-vested stock options	70,657,237		297,229,308		70,657,237
Unrecognized compensation cost, recognition period		3 years 2 months 16 days	3 years 2 months 16 days